UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number:  28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

  /s/ Steven Rohlfing           New York, New York             May 15, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:   $934,543
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name

(1)  28-10548                             SLS Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                           March 31, 2007
COLUMN 1                  COLUMN  2       COLUMN 3   COLUMN 4    COLUMN 5               COLUMN 6        COL 7        COLUMN 8
                                                                                        INVESTMENT                     VOTING
                                                       VALUE  SHRS OR    SH/ PUT/       DISCRETION       OTHER        AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP      (X1000) PRN AMT    PRN CALL    SOLE      SHARED    MGRS     SOLE      SHARED
---------------            --------------  -----      ------- -------    --- ---- ---------- ----------  ----  ---------- ----------
ALCOA INC                  COM             013817101   32,832    968,500  SH         627,239    341,261  (1)      627,239    341,261
BURGER KING HLDGS INC      COM             121208201   64,441  2,983,368  SH       2,042,670    940,698  (1)    2,042,670    940,698
CBS CORP NEW               CL B            124857202   35,640  1,165,093  SH         635,949    529,144  (1)      635,949    529,144
CHAMPION ENTERPRISES INC   COM             158496109   11,003  1,250,300  SH         827,926    422,374  (1)      827,926    422,374
CONOCOPHILLIPS             COM             20825C104   15,822    231,479  SH         139,099     92,380  (1)      139,099     92,380
CVS CORP                   COM             126650100   43,494  1,273,975  SH         769,019    504,956  (1)      769,019    504,956
DYNCORP INTL INC           CL A            26817C101   13,127    869,930  SH         508,030    361,900  (1)      508,030    361,900
EXPRESS SCRIPTS INC        COM             302182100   33,927    420,300  SH         271,811    148,489  (1)      271,811    148,489
FIRST DATA CORP            COM             319963104   56,077  2,084,651  SH       1,132,083    952,568  (1)    1,132,083    952,568
FLEETWOOD ENTERPRISES INC  COM             339099103   60,026  7,588,590  SH       4,114,971  3,473,619  (1)    4,114,971  3,473,619
FORD MTR CO DEL            COM PAR $0.01   345370860    7,269    921,319  SH               0    921,319  (1)            0    921,319
FORD MTR CO DEL            NOTE 4.250%12/1 345370CF5   44,054 39,897,000  SH      23,601,000 16,296,000  (1)   23,601,000 16,296,000
GAP INC DEL                COM             364760108   30,901  1,795,543  SH       1,062,636    732,907  (1)    1,062,636    732,907
GENESIS MICROCHIP INC DEL  COM             37184C103   11,148  1,200,000  SH         735,145    464,855  (1)      735,145    464,855
HANOVER INS GROUP INC      COM             410867105   35,725    774,601  SH         465,764    308,837  (1)      465,764    308,837
HERBALIFE LTD              COM USD SHS     G4412G101   19,595    500,000  SH         324,047    175,953  (1)      324,047    175,953
LAKES ENTMNT INC           COM             51206P109    3,768    337,978  SH         216,744    121,234  (1)      216,744    121,234
LAWSON SOFTWARE INC NEW    COM             52078P102   30,918  3,821,716  SH       2,331,202  1,490,514  (1)    2,331,202  1,490,514
LIMITED BRANDS INC         COM             532716107   49,360  1,894,090  SH       1,045,965    848,125  (1)    1,045,965    848,125
LOEWS CORP                 COM             540424108   84,900  1,868,802  SH       1,232,486    636,316  (1)    1,232,486    636,316
LYONDELL CHEMICAL CO       COM             552078107   18,369    612,900  SH         407,106    205,794  (1)      407,106    205,794
MOTOROLA INC               COM             620076109   30,534  1,728,000  SH       1,124,128    603,872  (1)    1,124,128    603,872
OCCULOGIX INC              COM             67461T107      858    529,432  SH         341,098    188,334  (1)      341,098    188,334
SEARS HLDGS CORP           COM             812350106   40,585    225,274  SH         113,087    112,187  (1)      113,087    112,187
SLM CORP                   COM             78442P106  104,896  2,564,702  SH       1,440,122  1,124,580  (1)    1,440,122  1,124,580
TWEEN BRANDS INC           COM             901166108   11,916    333,600  SH         214,893    118,707  (1)      214,893    118,707
WILLIAMS COS INC DEL       COM             969457100   43,358  1,523,488  SH         763,708    759,780  (1)      763,708    759,780





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